Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The following table and related footnotes provide information about certain of the Company's related party transactions for the periods indicated:

	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $
Voyage revenues (i)(ii)	119,098	114,592	40,225
Vessel operating expenses (iii)	—	(181)	(7,011)
Time-charter hire expenses (iv)	—	(9,396)	(23,487)
General and administrative recoveries (expenses) (v)	—	92	(27,098)
Restructuring charges (vi)	—	(2,651)	(3,223)
Equity income (vii)	2,417	2,417	2,417